Loans from the Argentine Central Bank and Other Financial Institutions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of Loans from the Argentina Central Bank and Other Financial Institutions
The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22
Argentine Central Bank Financing	388,856	620,406
Correspondents	2,044,823	12,137,097
Financing from Local Financial Institutions	205,658,682	188,224,910
Financing from Foreign Financial Institutions	62,620,904	22,912,818
Financing from International Financial Institutions	7,727,867	11,319,211
Total	278,441,132	235,214,442

Schedule of Credit Lines with Local and International Financial Institutions and Entities
The following table details the credit lines with local and international financial institutions and entities as of the indicated dates:

Financial Institutions and/or Agencies	Placement Date	Currency	Term(*)	Rate(*)	Maturity	Amount as of 12.31.23(**)
Local Institutions
BICE	Sundry Dates	Ps.	1668 days	84.90%	Sundry Dates	9,781,401
BICE	Sundry Dates	US$	1748 days	9.40%	Sundry Dates	2,683,351
Agreements with Banks(1)	Sundry Dates	Ps.	234 days	133.10%	Sundry Dates	190,718,617
Call Taken	12.29.23	Ps.	4 days	80.00%	01.02.24	2,475,313
Argentine Central Bank	12.29.23	Ps.	4 days	—%	01.02.24	388,856
International Institutions
Correspondents	12.29.23	US$	4 days	—%	01.02.24	2,044,823
IFC	Sundry Dates	US$	2266 days	8.50%	Sundry Dates	5,432,493
Pre-financing	Sundry Dates	US$	182 days	5.60%	Sundry Dates	64,916,278
Total						278,441,132
(*)    Weighted average.
(**)    It includes principal and interest.
(1)    Relates to Naranja X’ credit lines.

Financial Institutions and/or Agencies	Placement Date	Currency	Term(*)	Rate(*)	Maturity	Amount as of 12.31.22(**)
Local Institutions
BICE	Sundry Dates	Ps.	1423 days	24.30%	Sundry Dates	6,816,788
BICE	Sundry Dates	US$	1729 days	8.80%	Sundry Dates	7,303,832
Agreements with Banks(1)	Sundry Dates	Ps.	426 days	70.70%	Sundry Dates	169,614,561
Call Taken	12.30.22	Ps.	3 days	21.80%	01.21.23	4,489,730
Argentine Central Bank	12.30.22	Ps.	3 days	—%	01.21.23	620,406
International Institutions
Correspondents	12.30.22	US$	3 days	—%	01.02.23	12,137,097
IFC	Sundry Dates	US$	2082 days	8.00%	Sundry dates	22,238,049
Pre-financing	Sundry Dates	US$	182 days	8.10%	Sundry dates	11,993,979
Total						235,214,442
(*)    Weighted average.
(**)    It includes principal and interest.
(1) Relates to Naranja X’ credit lines.